Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Fair Value Measurement Inputs Level 1 [Table Text Block]
	ASC 820 Level	December 31, 2014	December 31, 2013
Assets:
Cash and cash equivalents	Level 1	11,142	6,681
Short term investments	Level 1	1,000	1,000
Liabilities:
Short-term borrowings	Level 1	2,126	2,208
Long-Term Debt	Level 1	458	328
Investor Warrants	Level 3	1,943	3,150
Placement Agent Warrants	Level 3	148	289

Schedule Of Fair Value Measurement Inputs Level 3 [Table Text Block]
All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2014	Warrants exercises (see note 19)	FV adjust- ments (see note 19)	USD/ EUR Exch. impact	As of Dec. 31, 2013
Investor Warrants 2012	893	(83)	(743)	197	1,522
Placement Agent Warrants 2012	110	-	(95)	24	181
Investor Warrants 2013	1,050	-	(799)	221	1,628
Placement Agent Warrants 2013	39	-	(85)	15	109
Total Financial instruments carried at fair value	2,092	(83)	(1,722)	457	3,439

ScheduleOfFairValueMeasurement Input Level 3 bis [Table Text Block]
All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2013	Impact of the May 2013 Placement		Fair-value adjustments & amortized costs		USD/ EUR Exch. impact	As of Dec. 31, 2012
		Reimburse- ment of non- Convertible Debentures	New granted Warrants	FV adjust- ments (see note 19)	Amorti- zation costs
Outstanding nominal amount in thousand US Dollar	-	(8,000)	-	-	-	-	8,000
Non Convertible Debentures	-	(6,015)	-	-	1,637	(38)	4,416
TOTAL Debentures	-	(6,015)	-	-	1,637	(38)	4,416
Investor Warrants 2012	1,522	-	-	18	-	(67)	1,571
Placement Agent Warrants 2012	181	-	-	5	-	(7)	183
Investor Warrants 2013	1,628	-	2,725	(928)	-	(169)	-
Placement Agent Warrants 2013	109	-	225	(103)	-	(13)	-
Total Financial instruments carried at fair value	3,439	-	2,950	(1, 007)	-	(256)	1,754
TOTAL =	3,439	(6,015)	2,950	(1, 007)	1,637	(294)	6,170